Net Income Per Unit Diluted (Table) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Numerators
Partnership's net income available to common unit holders	$ 19,058	$ 64,332
Less:
General Partner's interest in Partnership's net income	216	1,076
Partnership's net income available to preferred unit holders	8,004	10,540
Denominators
Weighted average number of common units outstanding, basic	88,494,025	68,385,001
Weighted average number of common units outstanding, diluted	88,494,025	89,980,394
Net income per common unit:
Diluted	$ 0.12	$ 0.7
Diluted
Numerators
Partnership's net income available to common unit holders	19,058	64,332
Less:
General Partner's interest in Partnership's net income	216	975
Partnership's net income available to preferred unit holders	8,004	10,540
Partnership's net income allocable to unvested units	0	695
Add:
Partnership's net income available to preferred unit holders	0	10,540
Partnership's net income allocable to unvested units	0	695
-	$ 10,838	$ 63,357
Denominators
Weighted average number of common units outstanding, basic	88,494,025	68,385,001
Dilutive effect of preferred units	0	20,608,317
Dilutive effect of unvested shares	0	987,076
Weighted average number of common units outstanding, diluted	88,494,025	89,980,394
Net income per common unit:
Diluted	$ 0.12	$ 0.7